Private Placement and JH Darbie Financing - Schedule of Fair Value Warrants Estimated Using Black Scholes Valuation Model (Details) (10-K) - Warrants [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Expected Term	1 year 6 months	1 year 6 months
Dividend yields	0.00%	0.00%
Minimum [Member]
Expected volatility	152.30%	168.50%
Risk-free interest rates	0.09%	0.12%
Maximum [Member]
Expected volatility	164.80%	191.90%
Risk-free interest rates	0.11%	0.15%